Business Combination	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combination
5.	Business Combination
2019 Acquisition
On March 31, 2019, the Company acquired Shanghai Xian Qiao with total consideration of RMB33,698, including cash consideration of RMB22,533, of which RMB19,050 was paid in 2018, and extinguishment of pre-existing
loan from Shanghai Xian Qiao of RMB11,165. Shanghai Xian Qiao was engaged in on-demand
delivery services. Goodwill of RMB9,819 recognized represents the expected synergies with the Company’s existing
On-demand
delivery operations, which was allocated to the
“On-demand
delivery-Eleme” reporting unit and is not tax deductible.
The following table summarizes the purchase price allocation for the 2019 Acquisition:

2019 Acquisition
RMB
Purchase consideration	33,698
Less:
Cash	1,005
Short-term investments	5,540
Accounts receivable	8,278
Prepayments and other current assets	3,273
Customer relationships	20,600
Accounts payable	(9,380)
Accrued expenses and other current liabilities	(287)
Deferred tax liabilities	(5,150)

Goodwill	9,819

The purchase price allocation for the acquisitions
was
based on a valuation determined by the Company with the assistance of an independent third-party valuation firm. The significant inputs used in the purchase price allocations were revenue growth rates, gross margin rates, weighted-average cost of capital, discount rate, and terminal values. Identifiable intangible assets acquired primarily consist of customer relationships which provide the Company with rights to expand its on-demand
delivery services with online food ordering platforms or the bike-sharing maintenance services with the bike-sharing company in specified regions in the PRC.
The operating results of the acquired company was included in the consolidated statement of comprehensive loss from the acquisition date. Pro forma results of operations were not presented because the effect of the acquisition was not material to the Company’s consolidated financial statements.
2020 Acquisitions
On September 1, 2020, the Company acquired 51% of equity interests in Haikou Chengtu Network Technology Co., Ltd. (Ha
i
kou Cheng Tu), a company engaged in B&B operation and cleaning service industry. The acquisition will strengthen the Company’s ability to offer management services to short-term rental properties throughout China. The total consideration of the transaction was RMB10,000 in cash. The Company recognized identifiable intangible assets of RMB2,900 consisting of customer relationships that provided the Company with rights to provide B&B and cleaning service in certain areas of the PRC. The Company recognized goodwill of RMB4,613, which represented the expected synergies that will increase the Company’s competitiveness and competence in B&B operation solutions.
On November 1, 2020, the Company acquire
d 54.22%
equity interest in Shenzhen Lailai Information Technology Co., Ltd.(Shenzhen Lailai), a company engaged in hotel workforce optimization service throughout China. Shenzhen Lailai offers a suite of services helping hotel to enhance efficiencies of their cleaning capability. The fair value of the purchase consideration was RM
B62.5
million, consisting o
f RM
B40.3 million in cash, 281,703
Class A ordinary shares which will be issued and a non-cash contingent consideration with a fair value of R
MB2.9 m
illion that would be settled by up to
1,076,056
Class A ordinary shares, which are contingently issuable upon Shenzhen Lailai reaching certain revenue and earnings targets in 2021, 2022 and 2023. Th
e 281,703
Class A ordinary shares to be issued were recorded as financial liabilities as the selling shareholder has the right for cash settlement at US
$10
per share if the Company did not issue related shares within 1 year after the acquisition date. In addition, the selling shareholder has the right to cash settlement at a price of US$10 per share or receive an amount equal to the total difference in the share price between US$10 per share and then the market price per share for an additional one-year
period if it disposes any portion of the 281,703 Class A ordinary shares during that period. The Company recognized identified intangible assets of RM
B6,900,
consisting of customer relationships with various hotels in China and developed technology consisting of human resource management platform. The Company recognized goodwill of RM
B88,216
representing the expected synergies from the combined business, which will enable the Company to compete in hotel workforce optimization industry in China.
In December 2021, the Company issued
281,703
Class A ordinary shares to the original shareholder and remeasures the fair value changes of the put option related to the above-mentioned cash settlement price of US
$10
per share and the right to the price difference and records it in the consolidated statements of comprehensive loss.
The following table summarizes the purchase price allocation for the 2020 Acquisitions:

	Haikou Cheng Tu	Shenzhen Lailai	2020 Acquisitions
	RMB	RMB	RMB
Purchase consideration	10,000	62,452	72,452
Less:
Cash	1	912	913
Accounts receivable	1,133	5,903	7,036
Prepayments and other current assets	751	72	823
Property and equipment, net	10,000	15,673	25,673
Customer relationships	2,900	4,000	6,900
Developed technology	—	2,900	2,900
Other assets	—	1,725	1,725
Short-term debt	—	(1,550)	(1,550)
Accounts payable	(1,000)	(2,857)	(3,857)
Accrued expenses and other current liabilities	(245)	(5,830)	(6,075)
Other liabilities	(435)	(1,725)	(2,160)
Non-controlling interests	(7,718)	(44,987)	(52,705)

Goodwill	4,613	88,216	92,829

The Company determined purchase price allocation for this acquisition with the assistance of an independent third-party valuation firm. Fair value of the noncontrolling interests was estimated based on the equity value of the acquired entities derived by the purchase consideration, adjusted for a discount for control premium. The significant inputs used in the estimation of fair values of the intangible assets acquired include revenue growth rates, gross margin rates, weighted average cost of capital, discount rate, and terminal values. The Company estimated the fair value of contingent consideration using a Monte-Carlo simulation model, which considered the uncertainty related to the future performance conditions. The Company estimated the fair value of the 281,703 Class A ordinary shares to be issued using the close price of the Company, adjusted for the lock-up
period, while the Black-Scholes model was used to estimate the fair value of the price protection. The significant inputs used in the estimation of shares to be issued and price protection were stock price of the Company, volatility and risk-free rate that market participants would consider.
The operating results of Haikou Chengtu and Shenzhen Lailai were included in the consolidated statement of comprehensive loss from the acquisition date. The Company did not present pro forma results of operations as the effect of the acquisitions were not material to the Company’s consolidated financial statements.